                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

------------------------------------------------------
                               VARIABLE ACCOUNT B
                                    CLASS 2
                              FINANCIAL STATEMENTS
                             FOR THE PERIODS ENDED
                               DECEMBER 31, 1995

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's Advisors Select(SM), Advisors Choice(SM) and Advisors Design(SM) Annuities. If it is used for any other purpose, it must be accompanied or preceded by a current Advisors Select(SM) Annuity prospectus, Advisors Choice(SM) Annuity prospectus or Advisors Design(SM) Annuity prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Neuberger & Berman Advisers Management Trust, The Alger American Fund, the American Skandia Trust.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

PRESIDENT'S LETTER

FEBRUARY, 1996

Dear Contractholder:

What a year it was! The New York Stock Exchange hit a record high on 69 days, a record number of record highs! The performance of the Variable Account B sub-accounts also reflects these outstanding investment returns. Please read the attached sub-account managers' reports carefully, for a better appreciation of how your mutual fund investment options performed in 1995, and their respective outlooks for 1996.

As we look ahead, we do not expect to repeat the stellar results of 1995. But neither do we anticipate a dramatic sell off or cause for a collapse of those prior gains. Instead we anticipate a "normal" investment climate, with "normal" levels of returns, and "normal" volatility in returns. As before, our conviction is that a winning strategy must include a long term view, and a diversified approach to asset classes and investment markets. Our commitment is to offer a choice of excellent managers and excellent funds in a wide range of asset classes.

In the years past we have focused on adding asset class and investment style choices to your retirement annuity. In 1995 we added the following four new selections:

                      SUB-ACCOUNT                         ASSET CLASS/INVESTMENT STYLE
        ---------------------------------------      ---------------------------------------
                                                     International Equities (small
        Seligman-Henderson Small Cap                 capitalization)
        T. Rowe Price Natural Resources              "Hard Assets"
        PIMCO Limited Bond                           Intermediate Bonds
        Neuberger & Berman Partners                  Value Style Equities

These new selections have proven to be very popular, and the new portfolios raised over $120 million of new assets in 1995.

From time to time, it also makes good sense to cease offering a fund. In 1995 American Skandia closed and consolidated assets from certain fund options to other sub-accounts with similar investment objectives. We anticipate that the substitutions will tend to result in cost savings to contractholders through economies of scale, reduced expenses, and more effective management.

As we look ahead to 1996, we are committed to continuing to enhance the wide range of choice in excellent investment options, among diversified asset classes.

Gordon C. Boronow

       CONTENTS
I.     American Skandia Life Assurance Corporation
II.    The Alger American Fund
III.   Neuberger & Berman Advisors Management Trust
IV.    American Skandia Trust
V.     Alliance Variable Product Series Fund, Inc.
VI.    Scudder Variable Life Investment Fund
VII.   Janus Aspen Series

INDEPENDENT AUDITORS' REPORT
-------------------------------------

To the Contractowners of
      American Skandia Life Assurance Corporation
       Variable Account B -- Class 2 and the
       Board of Directors of
       American Skandia Life Assurance Corporation
       Shelton, Connecticut

We have audited the accompanying statement of assets and liabilities of American Skandia Life Assurance Corporation Variable Account B -- Class 2 as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of American Skandia Life Assurance Corporation Variable Account B -- Class 2 as of December 31, 1995, the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 20, 1996

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                           ASSETS
Investment in mutual funds at market value (Note 2):
    Neuberger & Berman Advisers Management Trust (NBAMT):
        Partners Portfolio - 210,166 shares (cost $2,734,336)..................................................  $ 2,780,494
    The Alger American Fund (AAF):
        Small Capitalization Portfolio - 115,943 shares (cost $4,538,396)......................................    4,569,296
        Growth Portfolio - 225,342 shares (cost $6,757,729)....................................................    7,021,672
        MidCap Growth Portfolio - 155,737 shares (cost $3,020,442).............................................    3,027,525
    American Skandia Trust (AST):
        Seligman Henderson International Equity Portfolio - 280,782 shares (cost $4,948,597)...................    5,110,226
        Seligman Henderson International Small Cap Portfolio - 137,176 shares (cost $1,420,535)................    1,417,025
        Lord Abbett Growth & Income Portfolio - 433,559 shares (cost $6,018,950)...............................    6,494,711
        JanCap Growth Portfolio - 325,786 shares (cost $4,503,294).............................................    5,017,104
        Money Market Portfolio - 10,367,753 shares (cost $10,367,753)..........................................   10,367,753
        Federated Utility Income Portfolio - 160,127 shares (cost $1,768,237)..................................    1,911,912
        Federated High Yield Portfolio - 305,062 shares (cost $3,148,429)......................................    3,398,385
        Phoenix Balanced Asset Portfolio - 230,339 shares (cost $2,715,306)....................................    2,886,154
        T. Rowe Price Asset Allocation Portfolio - 89,593 shares (cost $958,906)...............................    1,076,010
        T. Rowe Price International Equity Portfolio - 599,044 shares (cost $6,205,552)........................    6,379,815
        T. Rowe Price Natural Resources Portfolio - 27,224 shares (cost $293,877)..............................      302,455
        Founders Capital Appreciation Portfolio - 218,617 shares (cost $3,042,639).............................    3,115,296
        INVESCO Equity Income Portfolio - 290,858 shares (cost $3,297,215).....................................    3,635,719
        PIMCO Total Return Bond Portfolio - 844,753 shares (cost $8,952,120)...................................    9,579,495
        PIMCO Limited Maturity Bond Portfolio - 396,782 shares (cost $4,121,689)...............................    4,154,305
        Scudder International Bond Portfolio - 127,101 shares (cost $1,300,684)................................    1,347,267
        Berger Capital Growth Portfolio - 88,556 shares (cost $997,511)........................................    1,098,096
                                                                                                                 -----------
                Total Invested Assets..........................................................................   84,690,715
Receivable from American Skandia Life Assurance Corp...........................................................      350,875
Receivable from Neuberger & Berman Advisers Management Trust...................................................    3,373,549
Receivable from Alliance Variable Products Series Fund.........................................................    2,385,497
Receivable from Scudder Variable Life Investment Fund..........................................................    1,965,212
Receivable from Janus Aspen Series.............................................................................    2,234,781
                                                                                                                 -----------
                Total Assets...................................................................................  $95,000,629
                                                                                                                 ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                        LIABILITIES
Payable to American Skandia Trust..............................................................................  $ 8,656,699
Payable to The Alger American Fund.............................................................................    1,653,587
                                                                                                                 -----------
                Total Liabilities..............................................................................  $10,310,286
                                                                                                                 -----------

                                   NET ASSETS

                                                                                                          UNIT
                                 CONTRACTOWNERS' EQUITY                                       UNITS      VALUE
-----------------------------------------------------------------------------------------    -------     ------
    NBAMT - Partners.....................................................................    230,034     $12.09     $ 2,780,494
    AAF - Small Capitalization...........................................................    321,334      14.22       4,569,297
    AAF - Growth.........................................................................    506,542      13.86       7,021,671
    AAF - MidCap Growth..................................................................    204,227      14.82       3,027,525
    AST - Seligman Henderson International Equity........................................    452,589      11.29       5,110,226
    AST - Seligman Henderson International Small Cap.....................................    137,991      10.27       1,416,925
    AST - Lord Abbett Growth & Income....................................................    498,080      13.04       6,494,711
    AST - JanCap Growth..................................................................    384,701      13.04       5,017,104
    AST - Money Market...................................................................    968,666      10.70      10,367,752
    AST - Federated Utility Income.......................................................    164,976      11.59       1,911,912
    AST - Federated High Yield...........................................................    300,107      11.32       3,398,385
    AST - Phoenix Balanced Asset.........................................................    239,737      12.04       2,886,154
    AST - T. Rowe Price Asset Allocation.................................................     89,787      11.98       1,076,010
    AST - T. Rowe Price International Equity.............................................    610,851      10.44       6,379,815
    AST - T. Rowe Price Natural Resources................................................     27,379      11.04         302,358
    AST - Founders Capital Appreciation..................................................    221,840      14.04       3,115,296
    AST - INVESCO Equity Income..........................................................    293,340      12.39       3,635,719
    AST - PIMCO Total Return Bond........................................................    846,356      11.32       9,579,495
    AST - PIMCO Limited Maturity Bond....................................................    399,158      10.41       4,154,212
    AST - Scudder International Bond.....................................................    127,373      10.58       1,347,267
    AST - Berger Capital Growth..........................................................     89,474      12.27       1,098,015
                                                                                                                    -----------
                Total Net Assets.........................................................                           $84,690,343
                                                                                                                    ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                           CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                           -----------------------------------
                                                                                                                      NBAMT
                                                                                              TOTAL                   GROWTH
                                                                                           ------------             ----------
INVESTMENT INCOME:
  Income
    Dividends............................................................................. $  1,089,939             $    1,795
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)..................     (534,682)               (11,019)
                                                                                           ------------              ---------
NET INVESTMENT INCOME (LOSS)..............................................................      555,257                 (9,224)
                                                                                           ------------              ---------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales.....................................................................  144,968,443              3,436,240
  Cost of Securities Sold.................................................................  139,311,956              3,142,037
                                                                                           ------------              ---------
    Net Gain (Loss).......................................................................    5,656,487                294,203
  Capital Gain Distributions Received.....................................................      234,353                 24,053
                                                                                           ------------              ---------
NET REALIZED GAIN (LOSS)..................................................................    5,890,840                318,256
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period.....................................................................       81,078                  8,784
  End of Period...........................................................................    3,578,518                      0
                                                                                           ------------              ---------
NET UNREALIZED GAIN (LOSS)................................................................    3,497,440                 (8,784)
                                                                                           ------------              ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $  9,943,537             $  300,248
                                                                                           ============              =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                             CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------
                                            NBAMT
                                          PARTNERS
    NBAMT - LIMITED       NBAMT        (JUN. 12* THRU        AAF - SMALL          AAF
     MATURITY BOND       BALANCED      DEC. 31, 1995)      CAPITALIZATION        GROWTH
    ---------------     ----------     ---------------     ---------------     ----------
      $   120,964       $   20,615        $       0          $         0       $    5,417
          (20,337)         (11,902)          (3,299)             (27,252)         (25,676)
        ---------        ---------        ---------           ----------        ---------
          100,627            8,713           (3,299)             (27,252)         (20,259)
        ---------        ---------        ---------           ----------        ---------
        4,460,417        1,765,291          436,860           23,631,682        1,816,625
        4,340,159        1,537,905          424,757           22,616,602        1,432,949
        ---------        ---------        ---------           ----------        ---------
          120,258          227,386           12,103            1,015,080          383,676
                0            6,626                0                    0           19,191
        ---------        ---------        ---------           ----------        ---------
          120,258          234,012           12,103            1,015,080          402,867
           13,949           (8,253)               0               96,549           78,117
                0                0           46,158               30,900          263,943
        ---------        ---------        ---------           ----------        ---------
          (13,949)           8,253           46,158              (65,649)         185,826
        ---------        ---------        ---------           ----------        ---------
      $   206,936       $  250,978        $  54,962          $   922,179       $  568,434
        =========        =========        =========           ==========        =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENT OF OPERATIONS (CONT'D)

FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                       CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                    ----------------------------------------
                                                                                                              AST - SELIGMAN
                                                                                                                HENDERSON
                                                                                    AAF - MIDCAP              INTERNATIONAL
                                                                                       GROWTH                     EQUITY
                                                                                    -------------             --------------
INVESTMENT INCOME:
  Income
    Dividends......................................................................  $       104                $        0
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)...........      (13,124)                  (19,083)
                                                                                        --------                 ---------
NET INVESTMENT INCOME (LOSS).......................................................      (13,020)                  (19,083)
                                                                                        --------                 ---------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales..............................................................    5,424,602                 1,992,257
  Cost of Securities Sold..........................................................    5,065,144                 2,157,181
                                                                                        --------                 ---------
    Net Gain (Loss)................................................................      359,458                  (164,924)
  Capital Gain Distributions Received..............................................            0                   114,477
                                                                                        --------                 ---------
NET REALIZED GAIN (LOSS)...........................................................      359,458                   (50,447)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period..............................................................       29,711                   (62,376)
  End of Period....................................................................        7,083                   161,629
                                                                                        --------                 ---------
NET UNREALIZED GAIN (LOSS).........................................................      (22,628)                  224,005
                                                                                        --------                 ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................  $   323,810                $  154,475
                                                                                        ========                 =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------------
     AST - SELIGMAN
        HENDERSON
     INTL. SMALL CAP        AST - LORD
      (MAY 1* THRU        ABBETT GROWTH      AST - JANCAP      AST - MONEY      AST - FEDERATED
     DEC. 31, 1995)          & INCOME           GROWTH            MARKET        UTILITY INCOME
    -----------------     --------------     -------------     ------------     ---------------
        $       0           $   41,130        $     9,382      $   486,456        $    46,689
           (3,035)             (34,712)           (22,929)         (83,416)           (11,394)
         --------           ----------          ---------      -----------         ----------
           (3,035)               6,418            (13,547)         403,040             35,295
         --------           ----------          ---------      -----------         ----------
          776,404            2,729,437          1,135,088       51,189,940          1,443,571
          771,903            2,349,517            950,343       51,189,940          1,356,574
         --------           ----------          ---------      -----------         ----------
            4,501              379,920            184,745                0             86,997
                0               41,109                  0                0                  0
         --------           ----------          ---------      -----------         ----------
            4,501              421,029            184,745                0             86,997
                0               23,390              1,483                0            (11,262)
           (3,510)             475,761            513,810                0            143,675
         --------           ----------          ---------      -----------         ----------
           (3,510)             452,371            512,327                0            154,937
         --------           ----------          ---------      -----------         ----------
        $  (2,044)          $  879,818        $   683,525      $   403,040        $   277,229
         ========           ==========          =========      ===========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENT OF OPERATIONS (CONT'D)
FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                       CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                   -------------------------------------------
                                                                                   AST - FEDERATED              AST - PHOENIX
                                                                                     HIGH YIELD                BALANCED ASSET
                                                                                   ---------------             ---------------
INVESTMENT INCOME:
  Income
    Dividends.....................................................................   $    58,902                  $  28,949
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)..........       (22,127)                   (10,520)
                                                                                      ----------                   --------
NET INVESTMENT INCOME (LOSS)......................................................        36,775                     18,429
                                                                                      ----------                   --------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales.............................................................     1,516,395                    675,522
  Cost of Securities Sold.........................................................     1,421,910                    635,829
                                                                                      ----------                   --------
    Net Gain (Loss)...............................................................        94,485                     39,693
  Capital Gain Distributions Received.............................................             0                          0
                                                                                      ----------                   --------
NET REALIZED GAIN (LOSS)..........................................................        94,485                     39,693
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period.............................................................        (3,175)                     8,569
  End of Period...................................................................       249,956                    170,848
                                                                                      ----------                   --------
NET UNREALIZED GAIN (LOSS)........................................................       253,131                    162,279
                                                                                      ----------                   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................   $   384,391                  $ 220,401
                                                                                      ==========                   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                 CLASS 2 SUB-ACCOUNTS INVESTING IN:
----------------------------------------------------------------------------------------------------
                                                                  AST - T. ROWE
                                                                  PRICE NATURAL
                       AST - T. ROWE        AST - T. ROWE           RESOURCES        AST - FOUNDERS
    AST - PHOENIX       PRICE ASSET      PRICE INTERNATIONAL      (MAY 19* THRU          CAPITAL
    CAPITAL GROWTH      ALLOCATION              EQUITY            DEC. 31, 1995)      APPRECIATION
    --------------     -------------     --------------------     --------------     ---------------
       $  1,517          $  12,254            $    3,019             $      0          $    10,765
         (2,132)            (7,269)              (34,379)                (408)             (17,810)
       --------           --------             ---------                 ----             --------
           (615)             4,985               (31,360)                (408)              (7,045)
       --------           --------             ---------                 ----             --------
        449,996            413,316             8,054,975               24,162            9,426,265
        393,243            377,378             7,871,437               23,539            8,884,606
       --------           --------             ---------                 ----             --------
         56,753             35,938               183,538                  623              541,659
              0                  0                 6,221                    0                    0
       --------           --------             ---------                 ----             --------
         56,753             35,938               189,759                  623              541,659
         (4,589)             9,104               (71,869)                   0               54,117
              0            117,104               174,263                8,578               72,657
       --------           --------             ---------                 ----             --------
          4,589            108,000               246,132                8,578               18,540
       --------           --------             ---------                 ----             --------
       $ 60,727          $ 148,923            $  404,531             $  8,793          $   553,154
       ========           ========             =========                 ====             ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENT OF OPERATIONS (CONT'D)
FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                    CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                   -------------------------------------
                                                                                                             AST - PIMCO
                                                                                                                TOTAL
                                                                                   AST - INVESCO               RETURN
                                                                                   EQUITY INCOME                BOND
                                                                                   -------------             -----------
INVESTMENT INCOME:
  Income
    Dividends.....................................................................  $    19,150              $  61,741
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)..........      (17,745)               (42,943)
                                                                                     ----------              ----------
NET INVESTMENT INCOME (LOSS)......................................................        1,405                 18,798
                                                                                     ----------              ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales.............................................................    1,046,356              1,617,960
  Cost of Securities Sold.........................................................      918,977              1,538,878
                                                                                     ----------              ----------
    Net Gain (Loss)...............................................................      127,379                 79,082
  Capital Gain Distributions Received.............................................            0                      0
                                                                                     ----------              ----------
NET REALIZED GAIN (LOSS)..........................................................      127,379                 79,082
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period.............................................................      (11,342)               (11,821)
  End of Period...................................................................      338,504                627,375
                                                                                     ----------              ----------
NET UNREALIZED GAIN (LOSS)........................................................      349,846                639,196
                                                                                     ----------              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................  $   478,630              $ 737,076
                                                                                     ==========              ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                             CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------
      AST - PIMCO
    LIMITED MATURITY
          BOND           AST - SCUDDER
      (MAY 8* THRU       INTERNATIONAL      AST - EAGLE       AST - BERGER      AVP - ST
     DEC. 31, 1995)          BOND          GROWTH EQUITY     CAPITAL GROWTH     MULTI-MKT
    ----------------     -------------     -------------     --------------     ---------
        $      0           $   4,730         $      45          $     38        $      0
          (3,646)             (5,006)             (673)           (5,327)         (2,555)
        --------            --------          --------          --------        --------
          (3,646)               (276)             (628)           (5,289)         (2,555)
        --------            --------          --------          --------        --------
         321,611             291,425           380,431           307,577         632,355
         319,439             285,754           363,463           267,774         636,019
        --------            --------          --------          --------        --------
           2,172               5,671            16,968            39,803          (3,664)
               0                   0                 0                 0               0
        --------            --------          --------          --------        --------
           2,172               5,671            16,968            39,803          (3,664)
               0              (2,877)              571                31         (20,879)
          32,616              46,583                 0           100,585               0
        --------            --------          --------          --------        --------
          32,616              49,460              (571)          100,554          20,879
        --------            --------          --------          --------        --------
        $ 31,142           $  54,855         $  15,769          $135,068        $ 14,660
        ========            ========          ========          ========        ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENT OF OPERATIONS (CONT'D)
FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                        CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                      --------------------------------------
                                                                                      AVP - PREMIER             AVP - GROWTH
                                                                                         GROWTH                   & INCOME
                                                                                      -------------             ------------
INVESTMENT INCOME:
  Income
    Dividends.......................................................................   $     1,489               $    7,545
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)............        (7,406)                  (6,379)
                                                                                        ----------               ----------
NET INVESTMENT INCOME (LOSS)........................................................        (5,917)                   1,166
                                                                                        ----------               ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales...............................................................     2,673,860                1,612,792
  Cost of Securities Sold...........................................................     2,391,527                1,416,162
                                                                                        ----------               ----------
    Net Gain (Loss).................................................................       282,333                  196,630
  Capital Gain Distributions Received...............................................         4,181                    7,830
                                                                                        ----------               ----------
NET REALIZED GAIN (LOSS)............................................................       286,514                  204,460
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period...............................................................        (3,688)                  (5,287)
  End of Period.....................................................................             0                        0
                                                                                        ----------               ----------
NET UNREALIZED GAIN (LOSS)..........................................................         3,688                    5,287
                                                                                        ----------               ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................   $   284,285               $  210,913
                                                                                        ==========               ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                   CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------------------
    AVP - U.S. GOV'T/     AVP - TOTAL          AVP             SVL         SVL - CAPITAL       SVL
       HIGH GRADE           RETURN        INTERNATIONAL        BOND           GROWTH         BALANCED
    -----------------     -----------     -------------     ----------     -------------     --------
       $    12,089         $     849        $     542       $   42,985       $     811       $ 1,514
            (5,825)           (1,277)          (2,210)          (6,100)         (1,052)         (491)
        ----------          --------         --------       ----------        --------       --------
             6,264              (428)          (1,668)          36,885            (241)        1,023
        ----------          --------         --------       ----------        --------       --------
         1,676,631           237,179          592,704        1,142,672         188,033       106,279
         1,557,011           210,146          587,572        1,093,356         161,961        95,506
        ----------          --------         --------       ----------        --------       --------
           119,620            27,033            5,132           49,316          26,072        10,773
                 0                 0              674                0           4,342           353
        ----------          --------         --------       ----------        --------       --------
           119,620            27,033            5,806           49,316          30,414        11,126
            (1,643)           (2,375)         (11,504)         (14,556)            601           569
                 0                 0                0                0               0             0
        ----------          --------         --------       ----------        --------       --------
             1,643             2,375           11,504           14,556            (601)         (569)
        ----------          --------         --------       ----------        --------       --------
       $   127,527         $  28,980        $  15,642       $  100,757       $  29,572       $11,580
        ==========          ========         ========       ==========        ========       ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENT OF OPERATIONS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                            CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                           ------------------------------------
                                                                                                SVL                     JAS
                                                                                           INTERNATIONAL               GROWTH
                                                                                           -------------             ----------
INVESTMENT INCOME:
  Income
    Dividends............................................................................   $     1,815              $   14,909
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4).................       (16,024)                 (6,150)
                                                                                             ----------              ----------
NET INVESTMENT INCOME (LOSS).............................................................       (14,209)                  8,759
                                                                                             ----------              ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales....................................................................     3,407,422               1,215,440
  Cost of Securities Sold................................................................     3,224,294               1,050,357
                                                                                             ----------              ----------
    Net Gain (Loss)......................................................................       183,128                 165,083
  Capital Gain Distributions Received....................................................         5,165                       0
                                                                                             ----------              ----------
NET REALIZED GAIN (LOSS).................................................................       188,293                 165,083
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period....................................................................       (37,761)                  1,295
  End of Period..........................................................................             0                       0
                                                                                             ----------              ----------
NET UNREALIZED GAIN (LOSS)...............................................................        37,761                  (1,295)
                                                                                             ----------              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........................   $   211,845              $  172,547
                                                                                             ==========              ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                               CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -----------------------------------------------------------------------------------------
    JAS - AGGRESSIVE     JAS - WORLDWIDE       JAS        JAS - FLEXIBLE     JAS - SHORT-TERM
         GROWTH              GROWTH          BALANCED         INCOME               BOND
    ----------------     ---------------     --------     --------------     ----------------
       $   13,606          $     2,257       $ 2,889         $ 20,693           $   32,284
           (8,052)              (3,991)       (1,661)          (3,790)              (4,556)
       ----------           ----------       --------        --------           ----------
            5,554               (1,734)        1,228           16,903               27,728
       ----------           ----------       --------        --------           ----------
        2,396,695            1,053,405       307,063          677,281            2,284,227
        2,124,243              943,812       275,076          632,554            2,275,122
       ----------           ----------       --------        --------           ----------
          272,452              109,593        31,987           44,727                9,105
               64                   67             0                0                    0
       ----------           ----------       --------        --------           ----------
          272,516              109,660        31,987           44,727                9,105
           72,580               (1,996)       (6,245)         (18,592)              (6,252)
                0                    0             0                0                    0
       ----------           ----------       --------        --------           ----------
          (72,580)               1,996         6,245           18,592                6,252
       ----------           ----------       --------        --------           ----------
       $  205,490          $   109,922       $39,460         $ 80,222           $   43,085
       ==========           ==========       ========        ========           ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                    -------------------------------------------------------------------
                                                                                                     NBAMT
                                                                 TOTAL                              GROWTH
                                                    -------------------------------     -------------------------------
                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
                                                    -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).................   $    555,257      $     20,451       $    (9,224)       $  (3,605)
    Net Realized Gain (Loss).....................      5,890,840          (208,356)          318,256           (7,234)
    Net Unrealized Gain (Loss) On Investments....      3,497,440            74,877            (8,784)           8,600
                                                    ------------      ------------       -----------         --------
    Net Increase (Decrease) In Net Assets
      Resulting from Operations..................      9,943,537          (113,028)          300,248           (2,239)
                                                    ------------      ------------       -----------         --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...........     41,366,505        53,560,270           249,123          359,442
    Net Transfers Between Sub-accounts...........              0                 0        (1,107,325)         386,477
    Surrenders...................................    (10,154,466)      (11,179,436)         (172,730)         (58,308)
                                                    ------------      ------------       -----------         --------
    Net Increase (Decrease) In Net Assets
      Resulting From Capital Share
      Transactions...............................     31,212,039        42,380,834        (1,030,932)         687,611
                                                    ------------      ------------       -----------         --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS.....................................     41,155,576        42,267,806          (730,684)         685,372
NET ASSETS:
    Beginning of Period..........................     43,534,767         1,266,961           730,684           45,312
                                                    ------------      ------------       -----------         --------
    End of Period................................   $ 84,690,343      $ 43,534,767       $         0        $ 730,684
                                                    ============      ============       ===========         ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                          CLASS 2 SUB-ACCOUNTS INVESTING IN:
---------------------------------------------------------------------------------------
            NBAMT-LIMITED                          NBAMT
            MATURITY BOND                         BALANCED                    NBAMT
    ------------------------------     ------------------------------       PARTNERS
     YEAR ENDED                         YEAR ENDED                        -------------
      DEC. 31,       JAN. 20* THRU       DEC. 31,       JAN. 4* THRU      JUN. 12* THRU
        1995         DEC. 31, 1994         1995         DEC. 31, 1994     DEC. 31, 1995
    ------------     -------------     ------------     -------------     -------------
    $   100,627       $   (12,808)     $     8,713        $  (3,771)       $    (3,299)
        120,258            (3,549)         234,012           (6,628)            12,103
        (13,949)           13,949            8,253           (8,253)            46,158
    -----------        ----------      -----------         --------         ----------
        206,936            (2,408)         250,978          (18,652)            54,962
    -----------        ----------      -----------         --------         ----------
      1,140,483         3,541,332          284,133          981,291            425,638
     (3,293,409)         (548,125)      (1,369,431)          29,127          2,305,986
       (336,036)         (708,773)        (105,668)         (51,778)            (6,092)
    -----------        ----------      -----------         --------         ----------
     (2,488,962)        2,284,434       (1,190,966)         958,640          2,725,532
    -----------        ----------      -----------         --------         ----------
     (2,282,026)        2,282,026         (939,988)         939,988          2,780,494
      2,282,026                 0          939,988                0                  0
    -----------        ----------      -----------         --------         ----------
    $         0       $ 2,282,026      $         0        $ 939,988        $ 2,780,494
    ===========        ==========      ===========         ========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                           CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                        -------------------------------------------------------------------------
                                                                       AAF                                     AAF
                                                              SMALL CAPITALIZATION                           GROWTH
                                                        ---------------------------------       ---------------------------------
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        DEC. 31, 1995       DEC. 31, 1994       DEC. 31, 1995       DEC. 31, 1994
                                                        -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)......................   $   (27,252)        $   (13,011)        $   (20,259)        $    (9,474)
    Net Realized Gain (Loss)..........................     1,015,080             (51,309)            402,867             (16,829)
    Net Unrealized Gain (Loss) On Investments.........       (65,649)             92,257             185,826              77,643
                                                          ----------          ----------          ----------          ----------
    Net Increase (Decrease) In Net Assets Resulting
      From Operations.................................       922,179              27,937             568,434              51,340
                                                          ----------          ----------          ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits................     1,553,855           1,642,052           1,852,564           1,155,761
    Net Transfers Between Sub-accounts................       607,263             436,497           3,091,666             828,667
    Surrenders........................................      (377,209)           (425,334)           (314,980)           (258,833)
                                                          ----------          ----------          ----------          ----------
    Net Increase (Decrease) In Net Assets Resulting
      From Capital Share Transactions.................     1,783,909           1,653,215           4,629,250           1,725,595
                                                          ----------          ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS..........................................     2,706,088           1,681,152           5,197,684           1,776,935
NET ASSETS:
    Beginning of Period...............................     1,863,209             182,057           1,823,987              47,052
                                                          ----------          ----------          ----------          ----------
    End of Period.....................................   $ 4,569,297         $ 1,863,209         $ 7,021,671         $ 1,823,987
                                                          ==========          ==========          ==========          ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                              CLASS 2 SUB-ACCOUNTS INVESTING IN:
    ---------------------------------------------------------------------------------------
                                                AST - SELIGMAN              AST - SELIGMAN
             AAF - MIDCAP                          HENDERSON                   HENDERSON
                GROWTH                       INTERNATIONAL EQUITY           INTL SMALL CAP
    -------------------------------     -------------------------------     ---------------
     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         MAY 1* THRU
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994      DEC. 31, 1995
    -------------     -------------     -------------     -------------     ---------------
     $   (13,020)       $  (4,115)       $   (19,083)      $   (16,752)       $    (3,035)
         359,458            2,520            (50,447)           30,239              4,501
         (22,628)          29,711            224,005           (62,399)            (3,510)
      ----------         --------         ----------       -----------         ----------
         323,810           28,116            154,475           (48,912)            (2,044)
      ----------         --------         ----------       -----------         ----------
       1,602,947          472,855            502,827         2,070,903            735,596
         658,117          159,097          2,930,457           982,813            686,043
        (190,122)         (62,011)          (541,960)       (1,068,514)            (2,670)
      ----------         --------         ----------       -----------         ----------
       2,070,942          569,941          2,891,324         1,985,202          1,418,969
      ----------         --------         ----------       -----------         ----------
       2,394,752          598,057          3,045,799         1,936,290          1,416,925
         632,773           34,716          2,064,427           128,137                  0
      ----------         --------         ----------       -----------         ----------
     $ 3,027,525        $ 632,773        $ 5,110,226       $ 2,064,427        $ 1,416,925
      ==========         ========         ==========       ===========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                           CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                        -------------------------------------------------------------------------
                                                                       AST                                     AST
                                                           LORD ABBETT GROWTH & INCOME                    JANCAP GROWTH
                                                        ---------------------------------       ---------------------------------
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        DEC. 31, 1995       DEC. 31, 1994       DEC. 31, 1995       DEC. 31, 1994
                                                        -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)......................   $     6,418         $    (8,786)        $   (13,547)        $   (13,589)
    Net Realized Gain (Loss)..........................       421,029              (6,088)            184,745             (53,045)
    Net Unrealized Gain (Loss) On Investments.........       452,371              22,685             512,327               1,921
                                                          ----------          ----------          ----------          ----------
    Net Increase (Decrease) In Net Assets Resulting
      From Operations.................................       879,818               7,811             683,525             (64,713)
                                                          ----------          ----------          ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits................     1,668,658           1,634,907           1,244,816           1,644,051
    Net Transfers Between Sub-accounts................     1,893,405           1,067,560           1,692,035             568,663
    Surrenders........................................      (377,686)           (378,934)           (395,583)           (537,584)
                                                          ----------          ----------          ----------          ----------
    Net Increase (Decrease) In Net Assets Resulting
      From Capital Share Transactions.................     3,184,377           2,323,533           2,541,268           1,675,130
                                                          ----------          ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS..........................................     4,064,195           2,331,344           3,224,793           1,610,417
NET ASSETS:
    Beginning of Period...............................     2,430,516              99,172           1,792,311             181,894
                                                          ----------          ----------          ----------          ----------
    End of Period.....................................   $ 6,494,711         $ 2,430,516         $ 5,017,104         $ 1,792,311
                                                          ==========          ==========          ==========          ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                      CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------------------------
                  AST                           AST - FEDERATED                     AST - FEDERATED
             MONEY MARKET                       UTILITY INCOME                        HIGH YIELD
    -------------------------------     -------------------------------     -------------------------------
     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       JAN. 17* THRU
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
    -------------     -------------     -------------     -------------     -------------     -------------
    $    403,040       $   142,930       $    35,295       $    (3,368)      $    36,775       $    (7,781)
               0               137            86,997           (25,279)           94,485            (8,632)
               0                 0           154,937           (11,262)          253,131            (3,175)
    ------------      ------------        ----------        ----------        ----------        ----------
         403,040           143,067           277,229           (39,909)          384,391           (19,588)
    ------------      ------------        ----------        ----------        ----------        ----------
      17,791,010        20,561,899           319,742         1,064,461         1,084,243         1,045,785
     (14,985,879)       (9,404,298)          795,403           118,585         1,503,618           403,588
      (1,856,209)       (2,645,914)         (282,918)         (345,397)         (744,530)         (259,122)
    ------------      ------------        ----------        ----------        ----------        ----------
         948,922         8,511,687           832,227           837,649         1,843,331         1,190,251
    ------------      ------------        ----------        ----------        ----------        ----------
       1,351,962         8,654,754         1,109,456           797,740         2,227,722         1,170,663
       9,015,790           361,036           802,456             4,716         1,170,663                 0
    ------------      ------------        ----------        ----------        ----------        ----------
    $ 10,367,752       $ 9,015,790       $ 1,911,912       $   802,456       $ 3,398,385       $ 1,170,663
    ============      ============        ==========        ==========        ==========        ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                           CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                         -----------------------------------------------------------------------
                                                                  AST - PHOENIX                          AST - PHOENIX
                                                                  BALANCED ASSET                         CAPITAL GROWTH
                                                         --------------------------------       --------------------------------
                                                          YEAR ENDED                             YEAR ENDED
                                                           DEC. 31,          YEAR ENDED           DEC. 31,         JAN. 11* THRU
                                                             1995           DEC. 31, 1994           1995           DEC. 31, 1994
                                                         ------------       -------------       ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).......................   $   18,429         $    (9,076)        $     (615)         $  (1,788)
    Net Realized Gain (Loss)...........................       39,693              (7,044)            56,753             (6,905)
    Net Unrealized Gain (Loss) On Investments..........      162,279               8,709              4,589             (4,589)
                                                          ----------          ----------          ---------           --------
    Net Increase (Decrease) In Net Assets
      Resulting From Operations........................      220,401              (7,411)            60,727            (13,282)
                                                          ----------          ----------          ---------           --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.................      145,633           1,671,380             60,791            242,064
    Net Transfers Between Sub-accounts.................    1,766,825             163,736           (261,192)            78,148
    Surrenders.........................................     (385,500)           (751,000)           (74,041)           (93,215)
                                                          ----------          ----------          ---------           --------
    Net Increase (Decrease) In Net Assets
      Resulting From Capital Share Transactions........    1,526,958           1,084,116           (274,442)           226,997
                                                          ----------          ----------          ---------           --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS...........................................    1,747,359           1,076,705           (213,715)           213,715
NET ASSETS:
    Beginning of Period................................    1,138,795              62,090            213,715                  0
                                                          ----------          ----------          ---------           --------
    End of Period......................................   $2,886,154         $ 1,138,795         $        0          $ 213,715
                                                          ==========          ==========          =========           ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                            CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -----------------------------------------------------------------------------------
         AST - T. ROWE PRICE                AST - T. ROWE PRICE           AST - T. ROWE
           ASSET ALLOCATION                 INTERNATIONAL EQUITY          PRICE NATURAL
    ------------------------------     ------------------------------       RESOURCES
     YEAR ENDED                         YEAR ENDED                        -------------
      DEC. 31,       JAN. 4* THRU        DEC. 31,       JAN. 4* THRU      MAY 19* THRU
        1995         DEC. 31, 1994         1995         DEC. 31, 1994     DEC. 31, 1995
    ------------     -------------     ------------     -------------     -------------
     $    4,985        $  (8,353)       $  (31,360)      $   (20,516)       $    (408)
         35,938           (6,772)          189,759            (6,516)             623
        108,000            9,104           246,132           (71,869)           8,578
     ----------        ---------        ----------        ----------         --------
        148,923           (6,021)          404,531           (98,901)           8,793
     ----------        ---------        ----------        ----------         --------
        172,468          980,530         1,831,025         2,584,608           25,830
        229,988           85,064         1,815,568         1,175,638          268,840
       (201,312)        (333,630)         (530,840)         (801,814)          (1,105)
     ----------        ---------        ----------        ----------         --------
        201,144          731,964         3,115,753         2,958,432          293,565
     ----------        ---------        ----------        ----------         --------
        350,067          725,943         3,520,284         2,859,531          302,358
        725,943                0         2,859,531                 0                0
     ----------        ---------        ----------        ----------         --------
     $1,076,010        $ 725,943        $6,379,815       $ 2,859,531        $ 302,358
     ==========        =========        ==========        ==========         ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                     CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                    ---------------------------------------------------------------------
                                                             AST - FOUNDERS                        AST - INVESCO
                                                          CAPITAL APPRECIATION                     EQUITY INCOME
                                                    ---------------------------------     -------------------------------
                                                     YEAR ENDED        JAN. 10* THRU       YEAR ENDED       JAN. 4* THRU
                                                    DEC. 31, 1995      DEC. 31, 1994      DEC. 31, 1995     DEC. 31, 1994
                                                    -------------     ---------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).................    $    (7,045)       $    (4,937)       $     1,405       $   (12,916)
    Net Realized Gain (Loss).....................        541,659             26,811            127,379           (18,005)
    Net Unrealized Gain (Loss) On Investments....         18,540             54,117            349,846           (11,342)
                                                      ----------         ----------         ----------        ----------
    Net Increase (Decrease) In Net Assets
      Resulting From Operations..................        553,154             75,991            478,630           (42,263)
                                                      ----------         ----------         ----------        ----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...........        746,112            788,882            927,382         1,625,871
    Net Transfers Between Sub-accounts...........        984,142            286,927          1,068,051           358,856
    Surrenders...................................       (197,318)          (122,594)          (287,508)         (493,300)
                                                      ----------         ----------         ----------        ----------
    Net Increase (Decrease) In Net Assets
      Resulting From Capital Share
      Transactions...............................      1,532,936            953,215          1,707,925         1,491,427
                                                      ----------         ----------         ----------        ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS.....................................      2,086,090          1,029,206          2,186,555         1,449,164
NET ASSETS:
    Beginning of Period..........................      1,029,206                  0          1,449,164                 0
                                                      ----------         ----------         ----------        ----------
    End of Period................................    $ 3,115,296        $ 1,029,206        $ 3,635,719       $ 1,449,164
                                                      ==========         ==========         ==========        ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                            CLASS 2 SUB-ACCOUNTS INVESTING IN:
    ----------------------------------------------------------------------------------
                                        AST - PIMCO
                                          LIMITED
                                         MATURITY               AST - SCUDDER
              AST - PIMCO                  BOND               INTERNATIONAL BOND
           TOTAL RETURN BOND            -----------     ------------------------------
    -------------------------------     MAY 8* THRU                       MAY 18* THRU
     YEAR ENDED       JAN. 6* THRU       DEC. 31,        YEAR ENDED         DEC. 31,
    DEC. 31, 1995     DEC. 31, 1994        1995         DEC. 31, 1995         1994
    -------------     -------------     -----------     -------------     ------------
     $    18,798       $   (18,563)     $  (3,646)       $      (276)       $   (731)
          79,082           (17,517)         2,172              5,671             (85)
         639,196           (11,821)        32,616             49,460          (2,877)
      ----------        ----------      ----------        ----------        --------
         737,076           (47,901)        31,142             54,855          (3,693)
      ----------        ----------      ----------        ----------        --------
       2,886,195         2,260,277        297,651            507,501         142,551
       4,398,745           765,338      3,834,604            582,592         144,045
        (913,097)         (507,138)        (9,185)           (39,481)        (41,103)
      ----------        ----------      ----------        ----------        --------
       6,371,843         2,518,477      4,123,070          1,050,612         245,493
      ----------        ----------      ----------        ----------        --------
       7,108,919         2,470,576      4,154,212          1,105,467         241,800
       2,470,576                 0              0            241,800               0
      ----------        ----------      ----------        ----------        --------
     $ 9,579,495       $ 2,470,576     $4,154,212        $ 1,347,267        $241,800
      ==========        ==========      ==========        ==========        ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)
--------------------------------------------------------------------------------

                                                                                          CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                                                        ---------------------------------------
                                                                                                       AST-EAGLE
                                                                                                     GROWTH EQUITY
                                                                                        ---------------------------------------
                                                                                         YEAR ENDED               JUL. 5* THRU
                                                                                        DEC. 31, 1995             DEC. 31, 1994
                                                                                        -------------             -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).......................................................   $    (628)                $     (89)
    Net Realized Gain (Loss)...........................................................      16,968                       881
    Net Unrealized Gain (Loss) On Investments..........................................        (571)                      571
                                                                                          ---------                  --------
    Net Increase (Decrease) In Net Assets Resulting
      from Operations..................................................................      15,769                     1,363
                                                                                          ---------                  --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.................................................      22,262                    29,250
    Net Transfers Between Sub-accounts.................................................     (45,656)                   (1,565)
    Surrenders.........................................................................      (8,511)                  (12,912)
                                                                                          ---------                  --------
    Net Increase (Decrease) In Net Assets Resulting
      From Capital Share Transactions..................................................     (31,905)                   14,773
                                                                                          ---------                  --------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS........................................................................     (16,136)                   16,136
NET ASSETS:
    Beginning of Period................................................................      16,136                         0
                                                                                          ---------                  --------
    End of Period......................................................................   $       0                 $  16,136
                                                                                          =========                  ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                             CLASS 2 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AVP
             AST - BERGER                             AVP                                 AVP                     GROWTH &
            CAPITAL GROWTH                       ST MULTI-MKT                       PREMIER GROWTH                 INCOME
    -------------------------------     -------------------------------     -------------------------------     -------------
     YEAR ENDED       NOV. 23* THRU      YEAR ENDED       JAN. 23* THRU      YEAR ENDED        YEAR ENDED        YEAR ENDED
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
    -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $    (5,289)        $    (4)        $    (2,555)       $   5,745        $    (5,917)       $  (3,114)        $   1,166
          39,803               0              (3,664)          (5,466)           286,514             (147)          204,460
         100,554              31              20,879          (20,879)             3,688           (3,563)            5,287
        --------        --------           ---------             ----           --------
         135,068              27              14,660          (20,600)           284,285           (6,824)          210,913
        --------        --------           ---------             ----           --------
         337,296           1,127              31,165          379,028            207,367          448,844           126,547
         627,438          32,874            (283,372)         (19,980)          (997,887)         317,165          (926,998)
         (35,815)              0             (41,818)         (59,083)          (224,679)         (73,311)          (72,002)
        --------        --------           ---------             ----           --------
         928,919          34,001            (294,025)         299,965         (1,015,199)         692,698          (872,453)
        --------        --------           ---------             ----           --------
       1,063,987          34,028            (279,365)         279,365           (730,914)         685,874          (661,540)
          34,028               0             279,365                0            730,914           45,040           661,540
        --------        --------           ---------             ----           --------        ---------         ---------
     $ 1,098,015         $34,028         $         0        $ 279,365        $         0        $ 730,914         $       0
        ========        ========           =========             ====           ========        =========         =========


CLASS 2 SUB-ACCOUNTS INVESTING IN:
----------------------------------
           AVP
         GROWTH &
          INCOME
      -------------
       YEAR ENDED
      DEC. 31, 1994
      -------------
        $   3,911
           (2,671)
           (5,389)
           (4,149)
          360,030
          341,456
          (40,389)
          661,097
          656,948
            4,592
        ---------
        $ 661,540
        =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                    CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                    ------------------------------------------------------------------
                                                                                                     AVP
                                                           AVP - U.S. GOV'T                      TOTAL RETURN
                                                         HIGH GRADE SECURITIES          ------------------------------
                                                    -------------------------------      YEAR ENDED
                                                     YEAR ENDED       JAN. 10* THRU       DEC. 31,       FEB. 17* THRU
                                                    DEC. 31, 1995     DEC. 31, 1994         1995         DEC. 31, 1994
                                                    -------------     -------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).................     $   6,264         $  13,156        $     (428)       $    (316)
    Net Realized Gain (Loss).....................       119,620           (26,858)           27,033             (259)
    Net Unrealized Gain (Loss) On Investments....         1,643            (1,643)            2,375           (2,375)
                                                      ---------         ---------         ---------         --------
    Net Increase (Decrease) In Net Assets
      Resulting
      From Operations............................       127,527           (15,345)           28,980           (2,950)
                                                      ---------         ---------         ---------         --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...........        66,402           496,927            15,460           75,384
    Net Transfers Between Sub-accounts...........      (830,445)          481,516          (166,251)          90,311
    Surrenders...................................      (173,603)         (152,979)          (35,161)          (5,773)
                                                      ---------         ---------         ---------         --------
    Net Increase (Decrease) In Net Assets
      Resulting
      From Capital Share Transactions............      (937,646)          825,464          (185,952)         159,922
                                                      ---------         ---------         ---------         --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS.....................................      (810,119)          810,119          (156,972)         156,972
NET ASSETS:
    Beginning of Period..........................       810,119                 0           156,972                0
                                                      ---------         ---------         ---------         --------
    End of Period................................     $       0         $ 810,119        $        0        $ 156,972
                                                      =========         =========         =========         ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
------------------------------------------------------------------------------------
                    AVP                                          SVL
               INTERNATIONAL                                    BOND
    -----------------------------------          -----------------------------------
     YEAR ENDED           JAN. 24* THRU           YEAR ENDED            YEAR ENDED
    DEC. 31, 1995         DEC. 31, 1994          DEC. 31, 1995         DEC. 31, 1994
    -------------         -------------          -------------         -------------
      $  (1,668)            $  (1,206)             $  36,885             $  21,533
          5,806                14,916                 49,316               (19,614)
         11,504               (11,504)                14,556               (14,556)
      ---------              --------              ---------             ---------
         15,642                 2,206                100,757               (12,637)
      ---------              --------              ---------             ---------
          3,176               372,251                 81,738               655,147
       (320,600)               19,060               (731,953)              241,053
        (56,218)              (35,517)              (163,053)             (177,113)
      ---------              --------              ---------             ---------
       (373,642)              355,794               (813,268)              719,087
      ---------              --------              ---------             ---------
       (358,000)              358,000               (712,511)              706,450
        358,000                     0                712,511                 6,061
      ---------              --------              ---------             ---------
      $       0             $ 358,000              $       0             $ 712,511
      =========              ========              =========             =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                     CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                    ---------------------------------------------------------------------
                                                              SVL - CAPITAL                             SVL
                                                                 GROWTH                              BALANCED
                                                    ---------------------------------     -------------------------------
                                                     YEAR ENDED        JAN. 21* THRU       YEAR ENDED       FEB. 4* THRU
                                                    DEC. 31, 1995      DEC. 31, 1994      DEC. 31, 1995     DEC. 31, 1994
                                                    -------------     ---------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).................     $    (241)         $    (718)         $   1,023         $     850
    Net Realized Gain (Loss).....................        30,414             (2,035)            11,126            (1,628)
    Net Unrealized Gain (Loss) On Investments....          (601)               601               (569)              569
                                                      ---------           --------           --------          --------
    Net Increase (Decrease) In Net Assets
      Resulting
      From Operations............................        29,572             (2,152)            11,580              (209)
                                                      ---------           --------           --------          --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...........         2,999            153,772             20,059            96,871
    Net Transfers Between Sub-accounts...........      (123,277)             1,344            (62,709)            4,832
    Surrenders...................................       (42,330)           (19,928)           (32,817)          (37,607)
                                                      ---------           --------           --------          --------
    Net Increase (Decrease) In Net Assets
      Resulting
      From Capital Share Transactions............      (162,608)           135,188            (75,467)           64,096
                                                      ---------           --------           --------          --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS.....................................      (133,036)           133,036            (63,887)           63,887
NET ASSETS:
    Beginning of Period..........................       133,036                  0             63,887                 0
                                                      ---------           --------           --------          --------
    End of Period................................     $       0          $ 133,036          $       0         $  63,887
                                                      =========           ========           ========          ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                           CLASS 2 SUB-ACCOUNTS INVESTING IN:
----------------------------------------------------------------------------------------
                     SVL                                            JAS
                INTERNATIONAL                                     GROWTH
    -------------------------------------          -------------------------------------
     YEAR ENDED            JAN. 5* THRU             YEAR ENDED            JAN. 10* THRU
    DEC. 31, 1995          DEC. 31, 1994           DEC. 31, 1995          DEC. 31, 1994
    -------------         ---------------          -------------         ---------------
     $   (14,209)           $    (8,010)             $   8,759              $  (1,457)
         188,293                  3,955                165,083                 (2,092)
          37,761                (37,761)                (1,295)                 1,295
     -----------             ----------              ---------               --------
         211,845                (41,816)               172,547                 (2,254)
     -----------             ----------              ---------               --------
         449,850              1,137,770                201,988                359,108
      (1,691,446)               394,584               (648,651)                72,716
        (269,216)              (191,571)               (88,402)               (67,052)
     -----------             ----------              ---------               --------
      (1,510,812)             1,340,783               (535,065)               364,772
     -----------             ----------              ---------               --------
      (1,298,967)             1,298,967               (362,518)               362,518
       1,298,967                      0                362,518                      0
     -----------             ----------              ---------               --------
     $         0            $ 1,298,967              $       0              $ 362,518
     ===========             ==========              =========               ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                   CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                    -----------------------------------------------------------------
                                                           JAS - AGGRESSIVE                   JAS - WORLDWIDE
                                                                GROWTH                             GROWTH
                                                    ------------------------------     ------------------------------
                                                     YEAR ENDED                         YEAR ENDED
                                                      DEC. 31,        YEAR ENDED         DEC. 31,       JAN. 5* THRU
                                                        1995         DEC. 31, 1994         1995         DEC. 31, 1994
                                                    ------------     -------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).................   $     5,554        $   1,689        $   (1,734)       $  (2,599)
    Net Realized Gain (Loss).....................       272,516           21,165           109,660             (351)
    Net Unrealized Gain (Loss) On Investments....       (72,580)          71,191             1,996           (1,996)
                                                     ----------         --------          --------         --------
    Net Increase (Decrease) In Net Assets
      Resulting
      From Operations............................       205,490           94,045           109,922           (4,946)
                                                     ----------         --------          --------         --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...........       190,963          501,246           166,350          280,655
    Net Transfers Between Sub-accounts...........    (1,134,726)         313,628          (464,669)          60,543
    Surrenders...................................      (104,507)         (97,676)          (78,076)         (69,779)
                                                     ----------         --------          --------         --------
    Net Increase (Decrease) In Net Assets
      Resulting
      From Capital Share Transactions............    (1,048,270)         717,198          (376,395)         271,419
                                                     ----------         --------          --------         --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS.....................................      (842,780)         811,243          (266,473)         266,473
NET ASSETS:
    Beginning of Period..........................       842,780           31,537           266,473                0
                                                     ----------         --------          --------         --------
    End of Period................................   $         0        $ 842,780        $        0        $ 266,473
                                                     ==========         ========          ========         ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                    CLASS 2 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------
                  JAS                           JAS - FLEXIBLE                     JAS - SHORT-TERM
               BALANCED                             INCOME                               BOND
    -------------------------------     -------------------------------     -------------------------------
     YEAR ENDED       JAN. 25* THRU      YEAR ENDED        YEAR ENDED        YEAR ENDED       JAN. 26* THRU
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
    -------------     -------------     -------------     -------------     -------------     -------------
      $   1,228         $     239         $  16,903         $  13,725        $    27,728        $   8,126
         31,987                81            44,727            (6,726)             9,105              223
          6,245            (6,245)           18,592           (18,327)             6,252           (6,252)
      ---------          --------         ---------         ---------        -----------        ---------
         39,460            (5,925)           80,222           (11,328)            43,085            2,097
      ---------          --------         ---------         ---------        -----------        ---------
          2,195           264,388            20,194           578,188          1,364,271          899,382
       (106,274)          (10,505)         (480,612)           36,510         (1,708,024)        (461,945)
       (182,758)             (581)          (66,925)         (189,798)          (134,795)          (4,071)
      ---------          --------         ---------         ---------        -----------        ---------
       (286,837)          253,302          (527,343)          424,900           (478,548)         433,366
      ---------          --------         ---------         ---------        -----------        ---------
       (247,377)          247,377          (447,121)          413,572           (435,463)         435,463
        247,377                 0           447,121            33,549            435,463                0
      ---------          --------         ---------         ---------        -----------        ---------
      $       0         $ 247,377         $       0         $ 447,121        $         0        $ 435,463
      =========          ========         =========         =========        ===========        =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

NOTES TO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

American Skandia Life Assurance Corporation Variable Account B -- Class 2 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations December 16, 1993.

As of December 31, 1995 the Account consisted of twenty-one sub-accounts, each of which invests only in a single corresponding portfolio of either the Neuberger and Berman Advisers Management Trust, The Alger American Fund or the American Skandia Trust (the "Trusts"). Neuberger and Berman Management, Inc. is the advisor for the Neuberger and Berman Advisers Management Trust. Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services Incorporated is the investment manager for the American Skandia Trust, while Seligman Henderson Co., Inc., Lord Abbett & Co., Janus Capital Corporation, Federated Investment Counseling, Phoenix Investment Counsel, Inc., J. P. Morgan Investment Management Incorporated, T. Rowe Price Associates Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, Inc., INVESCO Trust Company, Pacific Investment Management Company, Scudder, Stevens & Clark, Inc. and Berger Associates, Inc. are the sub-advisors. The investment advisors are paid fees for their services by the respective Trusts.

The following four Class 2 sub-accounts have commenced operations in 1995: the NBAMT-Partners on June 12, 1995; the AST-Seligman Henderson International Small Cap on May 1, 1995; the AST- T. Rowe Price Natural Resources on May 19, 1995; and the AST-PIMCO Limited Maturity Bond on May 8, 1995.

Effective May 1, 1995 the AST-Seligman Henderson International Equity sub-account changed its name from Henderson International Growth.

The following twenty-one sub-accounts ceased operations on December 29, 1995; NBAMT-Growth; the NBAMT-Limited Maturity Bond; the NBAMT-Balanced; the AST-Phoenix Capital Growth; the AST-Eagle Growth Equity; the AVP-Short-Term Multi-Market; the AVP-Premier Growth; the AVP-Growth & Income; the AVP-U.S. Government/High Grade Securities; the AVP-Total Return; the AVP-International; the SVL-Bond; the SVL-Capital Growth; the SVL-Balanced; the SVL-International; the JAS-Growth; the JAS-Aggressive Growth; the JAS-Worldwide Growth; the JAS-Balanced; the JAS-Flexible Income and the JAS-Short-Term Bond.

2.  VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.  INCOME TAXES

American Skandia does not expect to incur any Federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for Federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

NOTES TO
FINANCIAL STATEMENTS (CONT'D)
--------------------------------------------------------------------------------

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

4.  CONTRACT CHARGES

The following contract charges are paid to American Skandia:

   Mortality and Expense Risk Charges -- Charged daily against the Account at an annual rate of .65% of the net assets.

   Administrative Fees -- Charged daily against the Account at an annual rate of .25% of the net assets.

   Maintenance Fee -- A maintenance fee equaling the lesser of $35 or 2% may be assessed against: (a) the initial Purchase Payment; and (b) each Annuity Year after the first, the Account Value. It applies to the initial Purchase Payment only if less than $50,000. It is assessed as of the first Valuation Period of each Annuity Year after the first only if, at that time, the Account Value of the Annuity is less than $50,000.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

NOTES TO
FINANCIAL STATEMENTS (CONT'D)
--------------------------------------------------------------------------------

5.  CHANGES IN THE UNITS OUTSTANDING

                                                         -------------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                         -------------------------------------------------------------------
                                                                                                   NBAMT - LIMITED
                                                                NBAMT - GROWTH                      MATURITY BOND
                                                         -----------------------------   -----------------------------------
                                                          YEAR ENDED      YEAR ENDED         YEAR ENDED        JAN. 20* THRU
                                                         DEC. 31, 1995   DEC. 31, 1994      DEC. 31, 1995      DEC. 31, 1994
                                                         -------------   -------------   -------------------   -------------
Units Outstanding Beginning of the Period................     76,158          4,425             231,497                  0
Units Purchased..........................................     21,029         36,682             109,675            359,217
Units Transferred Between Sub-accounts...................    (83,108)        41,144            (308,596)           (55,815)
Units Surrendered........................................    (14,079)        (6,093)            (32,576)           (71,905)
                                                            -------         -------             -------           --------
Units Outstanding End of the Period......................          0         76,158                   0            231,497
                                                            =======         =======             =======           ========

                                                         -------------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                         -------------------------------------------------------------------
                                                                      AAF                     AST - SELIGMAN HENDERSON
                                                                 MIDCAP GROWTH                  INTERNATIONAL EQUITY
                                                         -----------------------------   -----------------------------------
                                                          YEAR ENDED      YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DEC. 31, 1995   DEC. 31, 1994      DEC. 31, 1995      DEC. 31, 1994
                                                         -------------   -------------   -------------------   -------------
Units Outstanding Beginning of the Period................     61,104          3,255             199,313             12,521
Units Purchased..........................................    111,398         47,595              46,746            197,417
Units Transferred Between Sub-accounts...................     45,805         16,888             259,303             91,134
Units Surrendered........................................    (14,080)        (6,634)            (52,773)          (101,759)
                                                            -------         -------             -------           --------
Units Outstanding End of the Period......................    204,227         61,104             452,589            199,313
                                                            =======         =======             =======           ========

                                                         -------------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                         -------------------------------------------------------------------
                                                                AST - FEDERATED                    AST - FEDERATED
                                                                UTILITY INCOME                       HIGH YIELD
                                                         -----------------------------   -----------------------------------
                                                          YEAR ENDED      YEAR ENDED         YEAR ENDED        JAN. 17* THRU
                                                         DEC. 31, 1995   DEC. 31, 1994      DEC. 31, 1995      DEC. 31, 1994
                                                         -------------   -------------   -------------------   -------------
Units Outstanding Beginning of the Period................     86,555            467             122,508                  0
Units Purchased..........................................     31,714        110,844             102,869            107,541
Units Transferred Between Sub-accounts...................     74,384         12,204             145,895             41,664
Units Surrendered........................................    (27,677)       (36,960)            (71,165)           (26,697)
                                                            -------         -------             -------           --------
Units Outstanding End of the Period......................    164,976         86,555             300,107            122,508
                                                            =======         =======             =======           ========

                                                         -------------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                         -------------------------------------------------------------------
                                                              AST - T. ROWE PRICE        AST - T. ROWE PRICE
                                                             INTERNATIONAL EQUITY         NATURAL RESOURCES
                                                         -----------------------------   -------------------
                                                          YEAR ENDED     JAN. 4* THRU       MAY 19* THRU
                                                         DEC. 31, 1995   DEC. 31, 1994      DEC. 31, 1995
                                                         -------------   -------------   -------------------
Units Outstanding Beginning of the Period................    301,423              0                   0
Units Purchased..........................................    182,552        264,699               2,488
Units Transferred Between Sub-accounts...................    182,488        120,989              25,033
Units Surrendered........................................    (55,612)       (84,265)               (142)
                                                            -------         -------             -------
Units Outstanding End of the Period......................    610,851        301,423              27,379
                                                            =======         =======             =======

--------------------------------------------------------------------------------

* Date Operations Commenced.

--------------------------------------------------------------------------------

        --------------------------------------------------------------------------------------------------------------
                                              CLASS 2 SUB-ACCOUNTS INVESTING IN:
        --------------------------------------------------------------------------------------------------------------
                                                       NBAMT                   AAF - SMALL
                   NBAMT - BALANCED                  PARTNERS                CAPITALIZATION              AAF - GROWTH
        --------------------------------------     -------------     -------------------------------     -------------
             YEAR ENDED          JAN. 4* THRU      JUN. 12* THRU      YEAR ENDED        YEAR ENDED        YEAR ENDED
           DEC. 31, 1995         DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
        --------------------     -------------     -------------     -------------     -------------     -------------
                97,266                    0                 0           187,387            17,264             177,825
                26,464               99,729            36,516           113,725           169,945             135,786
              (114,178)               3,025           193,958            55,814            47,423             219,573
                (9,552)              (5,488)             (440)          (35,592)          (47,245)            (26,642)
              --------               ------           -------           -------           -------             -------
                     0               97,266           230,034           321,334           187,387             506,542
              ========               ======           =======           =======           =======             =======

CLASS 2 SUB-ACCOUNTS INVESTING IN:
----------------------------------
        AAF - GROWTH
        -------------
         YEAR ENDED
       DEC. 31, 1994
      ----------------
              4,589
            117,603
             82,538
            (26,905)
            -------
            177,825
            =======

        --------------------------------------------------------------------------------------------------------------
                                              CLASS 2 SUB-ACCOUNTS INVESTING IN:
        --------------------------------------------------------------------------------------------------------------
        AST - SELIGMAN HEND.            AST - LORD ABBETT                                                 AST - MONEY
           INTL SMALL CAP                GROWTH & INCOME                   AST - JANCAP GROWTH              MARKET
        --------------------     -------------------------------     -------------------------------     -------------
            MAY 1* THRU           YEAR ENDED       DEC. 21* THRU      YEAR ENDED        YEAR ENDED        YEAR ENDED
           DEC. 31, 1995         DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
        --------------------     -------------     -------------     -------------     -------------     -------------
                     0              238,128             9,793           187,924            17,956             880,903
                72,430              138,629           161,906            99,388           166,950           1,692,225
                66,470              153,819           104,811           133,317            59,974          (1,426,490)
                  (909)             (32,496)          (38,382)          (35,928)          (56,956)           (177,972)
               -------              -------           -------           -------           -------             -------
               137,991              498,080           238,128           384,701           187,924             968,666
               =======              =======           =======           =======           =======             =======

CLASS 2 SUB-ACCOUNTS INVESTING IN:
----------------------------------
         AST - MONEY
           MARKET
        ------------
         YEAR ENDED
       DEC. 31, 1994
      ----------------
             36,093
          2,038,930
           (931,463)
           (262,657)
            -------
            880,903
            =======

       --------------------------------------------------------------------------------------------------------------
                                             CLASS 2 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
                   AST - PHOENIX                           AST - PHOENIX                    AST - T. ROWE PRICE
                   BALANCED ASSET                         CAPITAL GROWTH                     ASSET ALLOCATION
       --------------------------------------     -------------------------------     -------------------------------
            YEAR ENDED           YEAR ENDED        YEAR ENDED       JAN. 11* THRU      YEAR ENDED       JAN. 4* THRU
          DEC. 31, 1995         DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
       --------------------     -------------     -------------     -------------     -------------     -------------
              114,927                6,185            23,203                 0            74,058                  0
               14,069              168,492             5,700            24,865            15,761             99,783
              147,198               16,570           (22,408)            8,251            19,141              8,434
              (36,457)             (76,320)           (6,495)           (9,913)          (19,173)           (34,159)
              -------              -------           -------            ------           -------            -------
              239,737              114,927                 0            23,203            89,787             74,058
              =======              =======           =======            ======           =======            =======

       --------------------------------------------------------------------------------------------------------------
                                             CLASS 2 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
                   AST - FOUNDERS                          AST - INVESCO                     AST - PIMCO TOTAL
                 CAP. APPRECIATION                         EQUITY INCOME                        RETURN BOND
       --------------------------------------     -------------------------------     -------------------------------
            YEAR ENDED          JAN. 10* THRU      YEAR ENDED       JAN. 4* THRU       YEAR ENDED       JAN. 6* THRU
          DEC. 31, 1995         DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
       --------------------     -------------     -------------     -------------     -------------     -------------
               96,278                    0           150,719                 0           256,950                  0
               58,187               79,701            78,361           165,131           268,109            231,757
               83,179               29,469            89,676            36,322           409,444             77,945
              (15,804)             (12,892)          (25,416)          (50,734)          (88,147)           (52,752)
              -------              -------           -------           -------           -------           --------
              221,840               96,278           293,340           150,719           846,356            256,950
              =======              =======           =======           =======           =======           ========

           ----------------------------------
           CLASS 2 SUB-ACCOUNTS INVESTING IN:
           ----------------------------------
                                  AST - SCUDDER
     AST - PIMCO LTD.           INTERNATIONAL BOND
      MATURITY BOND       ------------------------------
     ----------------                       MAY 18* THRU
       MAY 8* THRU         YEAR ENDED         DEC. 31,
      DEC. 31, 1995       DEC. 31, 1995         1994
     ----------------     -------------     ------------
                 0            25,171                 0
            29,331            49,331            14,630
           370,820            56,647            14,871
              (993)           (3,776)           (4,330)
         ---------            ------           -------
           399,158           127,373            25,171
         =========            ======           =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 2

NOTES TO
FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                            -------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                     AST - EAGLE                    AST - BERGER
                                                                    GROWTH EQUITY                  CAPITAL GROWTH
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED     JUL. 5* THRU     YEAR ENDED     NOV. 23* THRU
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................      1,634              0           3,419               0
Units Purchased.............................................      1,853          2,931          29,846             117
Units Transferred Between Sub-accounts......................     (2,684)             0          59,519           3,302
Units Surrendered...........................................       (803)        (1,297)         (3,310)              0
                                                                ------          ------         -------          ------
Units Outstanding End of the Period.........................          0          1,634          89,474           3,419
                                                                ======          ======         =======          ======

                                                            -------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                 AVP - TOTAL RETURN              AVP - INTERNATIONAL
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED     FEB. 17* THRU    YEAR ENDED     JAN. 24* THRU
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................     16,344              0          33,633               0
Units Purchased.............................................      1,465          7,662             290          34,799
Units Transferred Between Sub-accounts......................    (14,355)         9,258         (28,561)          2,055
Units Surrendered...........................................     (3,454)          (576)         (5,362)         (3,221)
                                                                ------          ------         -------          ------
Units Outstanding End of the Period.........................          0         16,344               0          33,633
                                                                ======          ======         =======          ======

                                                            -------------------------------------------------------------
                                                                         CLASS 2 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                    JAS - GROWTH               JAS - AGGRESSIVE GROWTH
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED     JAN. 10* THRU    YEAR ENDED      YEAR ENDED
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................     34,594              0          62,288           2,674
Units Purchased.............................................     17,766         34,196          13,717          42,847
Units Transferred Between Sub-accounts......................    (44,966)         6,714         (68,934)         24,792
Units Surrendered...........................................     (7,394)        (6,316)         (7,071)         (8,025)
                                                                ------          ------         -------          ------
Units Outstanding End of the Period.........................          0         34,594               0          62,288
                                                                ======          ======         =======          ======

--------------------------------------------------------------------------------

* Date Operations Commenced.

--------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------
                                       CLASS 2 SUB-ACCOUNTS INVESTING IN:
    ----------------------------------------------------------------------------------------------------
               AVP - ST                                                            AVP - GROWTH
              MULTI-MKT                     AVP - PREMIER GROWTH                     & INCOME
    ------------------------------     ------------------------------     ------------------------------
     YEAR ENDED                         YEAR ENDED                         YEAR ENDED
      DEC. 31,       JAN. 23* THRU       DEC. 31,        YEAR ENDED         DEC. 31,        YEAR ENDED
        1995         DEC. 31, 1994         1995         DEC. 31, 1994         1995         DEC. 31, 1994
    ------------     -------------     ------------     -------------     ------------     -------------
        30,330                0            75,250            4,437            65,886              449
         3,360           38,258            16,214           45,774            10,154           35,995
       (29,048)          (2,001)          (70,502)          32,488           (69,773)          33,535
        (4,642)          (5,927)          (20,962)          (7,449)           (6,267)          (4,093)
        ------          -------           -------           ------            ------          -------
             0           30,330                 0           75,250                 0           65,886
        ======          =======           =======           ======            ======          =======
   ----------------------------------
   CLASS 2 SUB-ACCOUNTS INVESTING IN:
   ----------------------------------
            AVP - U.S. GOV'T
            HIGH GRADE SECS.
   ---------------------------------
    YEAR ENDED
     DEC. 31,          JAN. 10* THRU
       1995            DEC. 31, 1994
   ------------        -------------
       85,679                   0
        6,617              51,331
      (75,458)             50,457
      (16,838)            (16,109)
     --------             -------
            0              85,679
     ========             =======

    ----------------------------------------------------------------------------------------------------
                                      CLASS 2 SUB-ACCOUNTS INVESTING IN:
    ----------------------------------------------------------------------------------------------------
              SVL - BOND                           GROWTH                         SVL - BALANCED
    ------------------------------     ------------------------------     ------------------------------
     YEAR ENDED                         YEAR ENDED                         YEAR ENDED
      DEC. 31,        YEAR ENDED         DEC. 31,       JAN. 21* THRU       DEC. 31,       FEB. 4* THRU
        1995         DEC. 31, 1994         1995         DEC. 31, 1994         1995         DEC. 31, 1994
    ------------     -------------     ------------     -------------     ------------     -------------
        75,644              604             9,998                0             6,471                0
         7,937           68,497               108           11,338             1,745            9,808
       (67,415)          25,324            (7,486)              95            (5,086)             544
       (16,166)         (18,781)           (2,620)          (1,435)           (3,130)          (3,881)
        ------          -------           -------           ------            ------          -------
             0           75,644                 0            9,998                 0            6,471
        ======          =======           =======           ======            ======          =======
   ---------------------------------
  CLASS 2 SUB-ACCOUNTS INVESTING IN:
   ---------------------------------
                 SYL
            INTERNATIONAL
   ---------------------------------
    YEAR ENDED
     DEC. 31,         JAN. 5* THRU
      1995           DEC. 31, 1994
   ---------         -------------
      122,549                  0
       41,598            104,506
     (140,158)            35,725
      (23,989)           (17,682)
     --------            -------
         0               122,549
     ========            =======

    -----------------------------------------------------------------------------------------------------
                                     CLASS 2 SUB-ACCOUNTS INVESTING IN:
    -----------------------------------------------------------------------------------------------------
           JAS - WORLDWIDE                                                        JAS - FLEXIBLE
                GROWTH                         JAS - BALANCED                         INCOME
    ------------------------------     ------------------------------     ------------------------------
     YEAR ENDED                         YEAR ENDED                         YEAR ENDED
      DEC. 31,       JAN. 5* THRU        DEC. 31,       JAN. 25* THRU       DEC. 31,        YEAR ENDED
        1995         DEC. 31, 1994         1995         DEC. 31, 1994         1995         DEC. 31, 1994
    ------------     -------------     ------------     -------------     ------------     -------------
        22,365                0            23,225                0            45,477            3,334
        12,733           23,302               197           24,241             1,880           57,696
       (28,908)           4,869            (8,428)            (963)          (41,119)           3,546
        (6,190)          (5,806)          (14,994)             (53)           (6,238)         (19,099)
        ------          -------           -------           ------            ------          -------
             0           22,365                 0           23,225                 0           45,477
        ======          =======           =======           ======            ======          =======

  ---------------------------------
CLASS 2 SUB-ACCOUNTS INVESTING IN:
  ---------------------------------
         JAS - SHORT-TERM
               BOND
  ---------------------------------
   YEAR ENDED
    DEC. 31,          JAN. 26* THRU
      1995            DEC. 31, 1994
  ------------        -------------
      43,662                   0
     133,413              90,465
    (164,153)            (46,404)
     (12,922)               (399)
    --------             -------
           0              43,662
    ========             =======

-------------------------------------------------------------
                               39

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE ALGER AMERICAN FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE # 811-5550. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE #811-04255. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE AMERICAN SKANDIA TRUST FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-05186. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30B-2; FILE
# 811-5398. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE SCUDDER VARIABLE LIFE INVESTMENT FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE # 811-4257. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE JANUS ASPEN SERIES FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE #811-07736. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE ADVISORS SELECT ANNUITY, THE ADVISORS CHOICE ANNUITY NOR THE ADVISORS DESIGN ANNUITY.]

American Skandia Life
Assurance Corporation
Tower One Corporate Drive
Shelton, CT 06484

                                                          ----------------------

                                                            BULK RATE
                                                            U. S. POSTAGE
                                                            PAID
                                                            NEW YORK, NY
                                                            PERMIT NO. 8048

                                                          ----------------------
                     -----------------------------------------------------------
                     -----------------------------------------------------------